Consolidated Statements of Operations - USD ($) $ in Thousands		3 Months Ended				9 Months Ended				12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2021		Dec. 31, 2020		Mar. 31, 2021		Mar. 31, 2020
Revenue, net		$ 24,341		$ 5,750		$ 46,063		$ 8,649		$ 23,795		$ 67,689
Operating expenses:
Cost of revenues		1,384		684		8,507		1,579		2,057		1,131
Research and development		153,450		202,261		486,335		358,404		832,758		263,217
General and administrative		115,530		61,875		636,060		178,730		259,878		335,766
Total operating expenses		270,364		264,820		1,130,902		538,713		1,094,693		600,114
Loss from operations		(246,023)		(259,070)		(1,084,839)		(530,064)		(1,070,898)		(532,425)
Other income (expense):
Change in fair value of investments		38,036		18,235		14,382		(107,210)		(95,533)		136,005
Gain on sale of investment		0		0		(443,754)		0
Change in fair value of debt and liability instruments		23,017		4,304		40,747		31,577		29,845		(13,722)
Gain on termination of Sumitomo Options		0		0		(66,472)		0
Gain on deconsolidation of subsidiary and consolidation of unconsolidated entity		0		0		0		(115,364)		(115,364)		(107,344)
Other expense, net		(1,029)		(5,788)		2,529		(3,703)		8,701		13,622
Loss before income taxes		(306,047)		(275,821)		(632,271)		(335,364)
Loss from continuing operations before income taxes										(898,547)		(560,986)
Income tax expense		38		(224)		532		1,708		1,686		7,124
Loss from continuing operations, net of tax										(900,233)		(568,110)
Income from discontinued operations, net of tax										0		1,578,426
Net (loss) income		(306,085)	[1]	(275,597)	[1]	(632,803)		(337,072)		(900,233)		1,010,316
Net loss attributable to noncontrolling interests		(21,549)		(14,568)		(57,603)		(37,402)		(90,999)		(190,193)
Net (loss) income attributable to Roivant Sciences Ltd.		(284,536)		(261,029)		(575,200)		(299,670)		(809,234)		1,200,509
Amounts attributable to Roivant Sciences Ltd.:
Loss from continuing operations, net of tax										(809,234)		(519,394)
Income from discontinued operations, net of tax										0		1,719,903
Net (loss) income attributable to Roivant Sciences Ltd.		$ (284,536)		$ (261,029)		$ (575,200)		$ (299,670)		$ (809,234)		$ 1,200,509
Basic and diluted net (loss) income per common share:
Basic and diluted loss from continuing operations	[2]									$ (1.28)		$ (0.93)
Basic and diluted income from discontinued operations	[2]									0		2.68
Net loss per common share—basic and diluted		$ (0.41)	[1]	$ (0.41)	[1]	$ (0.87)	[1]	$ (0.48)	[1]	$ (1.28)	[2]	$ 1.75	[2]
Basic and diluted weighted average shares outstanding:
Basic	[2]									630,046,720		640,944,987
Diluted	[2]									630,046,720		640,944,987
Weighted average shares outstanding—basic and diluted	[1]	686,589,478		629,668,846		662,268,788		629,076,726

[1]	Retroactively restated for the stock subdivision as described in Note 3.
[2]	Retroactively restated for the stock subdivision as described in Note 1.